Income Taxes (Details) - Schedule of provision for income taxes - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 1,439	$ 1,235
State	801	327
Total current tax expense	$ 2,240	$ 1,562